Interests in Other Entities - Summary of Group's Public Services Concessions (Detail) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Survial S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.
Estimated investment		$ 98.9
Consideration	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).
Ordinary shares held	99.90%	99.90%
Accounting model	Financial asset
Concesin Canchaque S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	This company operates and periodically maintains a 78 km road from the towns of Buenos Aires to Canchaque, in Peru The road has one toll station.
Estimated investment		$ 29.0
Consideration	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.
Ordinary shares held	99.96%	99.96%
Accounting model	Financial asset
La Chira S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of waste waters in Lima.
Estimated investment | S/	S/ 250
Consideration	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.
Ordinary shares held	50.00%	50.00%
Accounting model	Financial asset
GyM Ferrovias SA. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	Concession for the operation of Line 1 of the Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the five existing trains, (ii) operation and maintenance and the acquisition of 19 trains on behalf of the Peruvian Government and (iii) design and construction of the repair yard and maintenance of railway.
Estimated investment | S/	S/ 548
Consideration	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.
Ordinary shares held	75.00%	75.00%
Accounting model	Financial asset
Norvial S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	The Company operates and maintains part of the only highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancón to Pativilca and has three toll stations.
Estimated investment		$ 152.0
Consideration	From users (self-financed concession; revenue is derived from collection of tolls).
Ordinary shares held	67.00%	67.00%
Accounting model	Intangible
Va Expresa Sur S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	The Company obtained the concession for designing, financing, building, operating and maintaining the infrastructure associated with the Vía Expresa Sur Project. This project involves the second stage expansion of the Via Expresa - Paseo de la República,between Av. República de Panamá and and Panamericana highway.
Estimated investment		$ 196.8
Consideration	Contract give the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and below US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily for one year by agreement between Concessionaire and grantor.
Ordinary shares held	99.98%	99.98%
Accounting model	Bifurcated
Recaudo Trujillo S.A.C. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	Design, implementation, operation, technological maintenance and renewal (estimate) of the single system of electronic collection. Design, implementation, operation and maintenance of the Clearing house Implementation of the Fleet Control Center, as well as training to personnel.
Estimated investment		$ 40.2
Consideration	Economic consideration resulting from applying the “price for validation” considering daily validations input on the system to be managed through a trust.
Ordinary shares held	95.00%	95.00%
Accounting model	Intangible